Goodwill and In-Process Revenue Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 129,145,000	$ 129,145,000
Aggregate amortization expense of intangible assets	(35,219,000)	(12,745,000)	$ (12,779,000)
Amortization of revenue - 2018	15,100,000
Shuttle tanker segment
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	127,100,000	127,100,000
Goodwill impairment	0	0	0
Towage segment
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	2,000,000	2,000,000
Goodwill impairment	$ 0	$ 0	$ 0